Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment consisted of the following:
6.	PROPERTY, PLANT AND EQUIPMENT, NET
	As of December 31,
	2022	2023
Building Improvement	$6,208	$6,421
Machinery and equipment	5,810	5,751
Land	3,555	3,490
Office equipment, furniture and fixtures	1,614	1,674
Automobiles	385	392
Total	17,572	17,728
Less: accumulated depreciation	(8,612)	(9,219)
Property, plant and equipment, net	$8,960	$8,509